Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Accounts receivables, gross	$ 109,100	$ 100,600
Less: allowance for doubtful accounts	(2,442)	(1,843)	$ (760)	$ (693)
Total	106,620	98,799
Trade Receivables [Member]
Accounts receivables, gross	$ 109,062	$ 100,642